Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock, par value US$0.01 per share
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	2.54
Maximum Aggregate Offering Price	$ 190,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 29.17
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant's ordinary shares as reported on the Nasdaq Capital Market on August 8, 2025.